Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 55,420	$ 22,880	$ 87,071
Currency translation adjustment	4,494	(11,347)	(9,701)
Currency impact on long-term funding	1,982	(802)	(1,080)
Tax on currency impact of long term funding	(356)	294	(198)
Unrealized capital gain/(loss) - investments	861	(622)
Actuarial gain/(loss) on defined benefit pension plan	689	(4,365)	(1,209)
Total comprehensive income	$ 63,090	$ 6,038	$ 74,883